Hybrid securities_Details of hybrid securities classified as owners equity (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ 3,161,963	₩ 3,017,888	$ 2,841,192
Description of nature of bond type hybrid securities of other equity interest classified as owners equity	The hybrid securities mentioned above are either without a maturity date or its maturity can be extended indefinitely at the maturity date without changing terms. In addition, the hybrid securities issued by the Bank will be reclassified to non-controlling interests in the consolidated financial statements of Woori Financial Group, Inc. from the next accounting period, due to the establishment of the financial holding company on January 11, 2019.	The hybrid securities mentioned above are either without a maturity date or its maturity can be extended indefinitely at the maturity date without changing terms.
Hybrid securities of other equity interest in local currency issued in 200801
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date		Jun. 20, 2008
Maturity		Jun. 20, 2038
Interest rate (%)		7.70%
Hybrid securities		₩ 255,000
Hybrid securities of other equity interest in local currency issued in 201301
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Apr. 25, 2013	Apr. 25, 2013
Maturity	Apr. 25, 2043	Apr. 25, 2043
Interest rate (%)	4.40%	4.40%
Hybrid securities	₩ 500,000	₩ 500,000
Hybrid securities of other equity interest in local currency issued in 201302
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Nov. 13, 2013	Nov. 13, 2013
Maturity	Nov. 13, 2043	Nov. 13, 2043
Interest rate (%)	5.70%	5.70%
Hybrid securities	₩ 200,000	₩ 200,000
Hybrid securities of other equity interest in local currency issued in 201401
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Dec. 12, 2014	Dec. 12, 2014
Maturity	Dec. 12, 2044	Dec. 12, 2044
Interest rate (%)	5.20%	5.20%
Hybrid securities	₩ 160,000	₩ 160,000
Hybrid securities of other equity interest in local currency issued in 201501
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jun. 03, 2015	Jun. 03, 2015
Maturity	Jun. 03, 2045	Jun. 03, 2045
Interest rate (%)	4.40%	4.40%
Hybrid securities	₩ 240,000	₩ 240,000
Hybrid securities of other equity interest in local currency issued in 201801
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jul. 26, 2018
Interest rate (%)	4.40%
Hybrid securities	₩ 400,000
Hybrid securities of other equity interest in foreign currency issued in 201501
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Jun. 10, 2015	Jun. 10, 2015
Maturity	Jun. 10, 2045	Jun. 10, 2045
Interest rate (%)	5.00%	5.00%
Hybrid securities	₩ 559,650	₩ 559,650
Hybrid securities of other equity interest in foreign currency issued in 201601
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	Sep. 27, 2016	Sep. 27, 2016
Interest rate (%)	4.50%	4.50%
Hybrid securities	₩ 553,450	₩ 553,450
Hybrid securities of other equity interest in foreign currency issued in 201701
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Issue date	May 16, 2017	May 16, 2017
Interest rate (%)	5.30%	5.30%
Hybrid securities	₩ 562,700	₩ 562,700
Issuance cost
Disclosure of bond type hybrid securities of other equity interest classified as owner's equity [Line Items]
Hybrid securities	₩ (13,837)	₩ (12,912)